Related Parties - Compensation Paid to Directors (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Related party transactions [abstract]
Remuneration	¥ 679	¥ 696	¥ 683
STI (Short Term Incentive)	229	188	95
LTI (Long Term Incentive)	286	159	129
Total	¥ 1,194	¥ 1,043	¥ 907